Derivative Instruments and Hedging Activities (Details) - Schedule of balance sheet classification and fair values of derivative instruments - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Fair value	$ 900	$ 843
Notional amount	125,309	132,155
Foreign exchange contracts [Member] | Other current assets [Member] | Not designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	41	82
Notional amount of derivative asset	15,343	12,380
Foreign exchange contracts [Member] | Other current assets [Member] | Designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative asset	981	910
Notional amount of derivative asset	72,758	60,408
Foreign exchange contracts [Member] | Accrued expenses and other current liabilities [Member] | Not designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(90)	(89)
Notional amount of derivative liability	26,852	33,047
Foreign exchange contracts [Member] | Accrued expenses and other current liabilities [Member] | Designated as hedging instruments [Member]
Derivatives, Fair Value [Line Items]
Fair value derivative liability	(32)	(60)
Notional amount of derivative liability	$ 10,355	$ 26,320